Leases (Schedule of Leases Liabilities) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	₪ 2,207	$ 605	₪ 3,478
Additions	4,815	1,321	1,137
Payments	(2,322)	(638)	(2,408)
Closing balance	₪ 4,700	$ 1,288	₪ 2,207